Other receivable	6 Months Ended
Mar. 31, 2025
Accounts receivable, net
Other receivable

Note 6 – Other receivable

On September 25, 2024, the Company, through its wholly owned subsidiaries in China, Zhejiang CN Energy and Manzhouli CN Energy, entered into a Share Transfer Agreement (the “Agreement No. 1”) with Xinbaocheng Industrial Group Co., Ltd. (“Xinbaocheng”). Pursuant to the Agreement No. 1, Zhejiang CN Energy agreed to transfer 90% of its equity in CN Energy Development and its subsidiaries (Khingan Forasen and Zhongxing Energy), and Manzhouli CN Energy agreed to transfer its 10% of equity in CN Energy Development to Shanghai Xinbaocheng Industrial Group Co., Ltd. (“Xinbaocheng”) for a total purchase price of RMB138,204,751 ($19,029,128), which shall be paid by Xinbaocheng in installments according to the schedules set forth in the Agreement. Consideration of RMB6,910,238 ($951,456) was received in September 2024 and RMB131,294,513, (equivalent to $18,077,672 and $18,709,318 as of March 31, 2025 and September 30, 2024, respectively) was outstanding.